Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,018,129	$ 727,560	¥ 5,570,563
Short-term deposits	5,300,000	768,428	2,860,000
Restricted cash	97,706	14,166	0
Short-term investments	300,240	43,531	0
Accounts receivable, net of allowance for doubtful accounts of RMB15,127 and RMB5,870 as of December 31, 2021 and 2022, respectively	188,711	27,361	205,225
Amounts due from related parties	55	8	0
Prepaid expenses and other current assets	819,706	118,846	775,072
Total current assets	11,724,547	1,699,900	9,410,860
Long-term deposits	2,600,000	376,965	7,200,000
Long-term restricted cash	82,766	12,000	76,471
Right-of-use assets, net	115,520	16,749	257,934
Property and equipment, net	172,984	25,080	180,664
Intangible assets,net	22,203	3,219	27,320
Rental deposits	20,737	3,007	19,204
Long-term investments	893,988	129,616	820,006
Other non-current assets	162,499	23,560	83,930
Deferred tax assets	34,343	4,979	34,849
Total assets	15,829,587	2,295,075	18,111,238
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB635,635 and RMB509,042 as of December 31, 2021 and 2022, respectively)	617,022	89,460	726,207
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB519,237 and RMB469,076 as of December 31, 2021 and 2022, respectively)	484,775	70,286	539,967
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB304,892 and RMB381,220 as of December 31, 2021 and 2022, respectively)	797,504	115,627	911,050
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB5,016 and RMB9,178 as of December 31, 2021 and 2022, respectively)	9,178	1,331	5,016
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB31,595 and RMB23,558 as of December 31, 2021 and 2022, respectively)	88,352	12,810	162,950
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB58,183 and RMB37,837 as of December 31, 2021 and 2022, respectively)	68,765	9,970	125,773
Deferred consideration in connection with business acquisitions (including deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2021 and 2022, respectively)	26,483	3,840	44,802
Convertible senior notes-current (including accounts payable of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2021 and 2022, respectively)	2,646,168	383,658	0
Total current liabilities	4,738,247	686,982	2,515,765
Deferred tax liabilities	22,011	3,191	213,384
Lease liabilities	33,281	4,825	103,105
Other non-current liabilities	105,410	15,283	128,095
Total liabilities	4,898,949	710,281	7,525,641
Commitments and contingencies (Note 18)
Equity
Treasury stock	(1,991,185)	(288,695)	(1,595,339)
Additional paid-in capital	7,587,543	1,100,090	7,214,698
Retained earnings	5,320,921	771,461	4,677,635
Accumulated other comprehensive income (loss)	(140,253)	(20,335)	149,368
Non-controlling interest	153,331	22,231	138,958
Total equity	10,930,638	1,584,794	10,585,597
Total liabilities and equity	15,829,587	2,295,075	18,111,238
Senior Notes [Member]
Current liabilities
Convertible senior notes	0	0	4,565,292
Class A Common Stock [Member]
Equity
Ordinary shares, value	230	34	226
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 51	$ 8	¥ 51